Short-Term Bank Loans - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Short-term Debt [Line Items]
Proceeds from bank loan	$ 0	$ 0	$ 40,000
Interest expense	$ 0	0	$ 71
Interest rate			4.55%
Outstanding short-term loan		$ 0